Revenue from Contract with Customers - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 Segment
Disclosure of operating segments [abstract]
Number of operating segment	1
Extension Of Ticket Expiry	extended the tickets expiration to certain ticket to June 30, 2022, for those tickets which were scheduled to expire before June 2021.